Income taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
Bermuda
The Company is incorporated in Bermuda. Under current Bermuda law, we are not required to pay taxes in Bermuda on ordinary income or capital gains. We have received written assurance from the Minister of Finance in Bermuda that, in the event of any such taxes being imposed, the Company will be exempted from taxation until March 31, 2035.

While we have such tax assurance under the Exempted Undertakings Tax Protection Act 1966 (the “EUTP Act”), Bermuda specifically provided that the CIT Act applies notwithstanding any assurance given pursuant to the EUTP Act. Based on a number of operational, economic and regulatory assumptions, we do not expect to have consolidated revenue sufficient for us to fall within scope of the CIT Act in the near future. We will monitor the developments on the Bermuda internal regulations with regards to the CIT Act implementation. To the extent our consolidated revenue is sufficient for us to be within the CIT Act thresholds, we may be subject to taxation in Bermuda.

Liberia

The vessel owning companies are not subject to tax on international shipping income.

United Kingdom

Taxable income in the United Kingdom is generated by our UK subsidiary. The statutory tax rate in the United Kingdom as of December 31, 2023 was 25%.